Semi-Annual Condensed Consolidated Statement Of Financial Position - EUR (€) € in Thousands		Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets		€ 543,896	€ 455,908
Property, plant and equipment		148,420	126,139
Right-of-use assets		528,747	375,508
Investments accounted for using the equity method		12,743	22,648
Deferred tax assets		139,351	124,627
Other non-current financial assets		37,614	36,240
Total non-current assets		1,410,771	1,141,070
Current assets
Inventories		545,176	410,851
Trade receivables		217,208	177,213
Derivative financial instruments		17,985	22,454
Tax receivables		17,734	15,350
Other current financial assets		109,918	320,894
Other current assets		99,680	84,574
Cash and cash equivalents		255,040	254,321
Total current assets		1,262,741	1,285,657
Total assets		2,673,512	2,426,727
Liabilities and Equity
Equity attributable to shareholders of the Parent Company		761,953	678,949
Equity attributable to non-controlling interests		52,966	53,372
Total equity	[1]	814,919	732,321
Non-current liabilities
Non-current borrowings		112,747	184,880
Other non-current financial liabilities		151,712	178,793
Non-current lease liabilities		463,552	332,050
Non-current provisions for risks and charges		16,621	19,581
Employee benefits		28,134	51,584
Deferred tax liabilities		63,907	60,534
Total non-current liabilities		836,673	827,422
Current liabilities
Current borrowings		283,077	286,175
Other current financial liabilities		23,373	37,258
Current lease liabilities		121,761	111,457
Derivative financial instruments		2,186	2,362
Current provisions for risks and charges		15,458	13,969
Trade payables and customer advances		296,965	270,936
Tax liabilities		46,928	25,999
Other current liabilities		232,172	118,828
Total current liabilities		1,021,920	866,984
Total equity and liabilities		€ 2,673,512	€ 2,426,727

[1]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.